Subsequent Events	1 Months Ended
Oct. 15, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 7 — Subsequent Events

Subsequent to October 15, 2020, the Company borrowed an additional $38,150 from Robb Knie, for a total borrowed of $40,150 under the Note (See Note 4).

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through January 7, 2021, the date that the financial statements were available to be issued. Based on this review, the Company did not identify any subsequent events, except as noted above, that would have required adjustment or disclosure in the financial statements.